Note 19 - Obligations Under Finance Leases (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
(US dollars in thousands)	Minimum lease payments			Present value of minimum lease payments
	201 8	2017	2016	201 8	2017	2016
Amounts payable under finance leases:
Less than one year	291	165	-	285	145	-
Later than one year but not more than five	327	107	-	293	95	-
	618	272	-	578	240	-
Future finance charges	(40)	(32)	-	-	-	-
Total obligations under finance lease	578	240	-	-	-	-